CNA CAPITAL SELECT(R) VARIABLE LIFE POLICY
               INDIVIDUAL FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE
                                INSURANCE POLICY
         SUPPLEMENT DATED MAY 7 2004 TO THE PROSPECTUS DATED MAY 1, 2000
                                      ----
            CNA LIFE DIMENSIONS(R) DIMENSION FOUR/DIMENSION FIVE VUL
            FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
                       FLEXIBLE PREMIUM VARIABLE AND FIXED
                        LAST TO DIE LIFE INSURANCE POLICY
         SUPPLEMENT DATED MAY 7 2004 TO THE PROSPECTUS DATED MAY 1, 2001
                                      ----
                  CNA LIFE DIMENSIONS(R) DIMENSION ONE VUL 2000
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         SUPPLEMENT DATED MAY 7 2004 TO THE PROSPECTUS DATED MAY 1, 2001
                                      ----
            CNA LIFE DIMENSIONS(R) DIMENSION TWO/DIMENSION THREE VUL
        MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
           MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LAST TO DIE LIFE
              INSURANCE POLICY SUPPLEMENT DATED MAY 7, 2004 TO THE
                          PROSPECTUS DATED MAY 1, 2001

                                 ISSUED THROUGH
                       VALLEY FORGE LIFE INSURANCE COMPANY
             VARIABLE LIFE SEPARATE ACCOUNT (THE "SEPARATE ACCOUNT")
                                       BY
                   VALLEY FORGE LIFE INSURANCE COMPANY ("VFL")


This supplement amends the prospectus to provide updated information concerning recent developments affecting VFL. This supplement incorporates all terms used in the prospectus for this policy.

On April 30, 2004, Swiss Re Life & Health America Inc. ("Swiss Re") became the owner of VFL. Swiss Re is ultimately controlled by Swiss Reinsurance Company. At the time Swiss Re became the owner of VFL, Swiss Re elected new officers and directors of VFL. In addition, the executive offices of VFL have been relocated to 175 King St., Armonk, NY 10504. VFL is no longer affiliated with the principal underwriter of the policies, CNA Investor Services, Inc.

Your policy will have the same value, and VFL's obligations and duties to you under your policy will not change because of Swiss Re's ownership of VFL. Phoenix CNA Variable Unit will continue to administer and service your policy. You may contact the Phoenix CNA Variable Unit by mail at P.O. Box 87, Hartford, CT 06142-0067 or by phone toll-free at 1-800-827-2621. The servicing of the policies will not be materially affected by the acquisition of VFL by Swiss Re.

                                    * * * * *

This supplement should be retained with your Variable Life Policy prospectus for future reference. If you do not have a current prospectus, please contact us at 1-800-827-2621.


TF 859

                   CNA CAPITAL SELECT(R) VARIABLE LIFE POLICY
               INDIVIDUAL FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE
                                INSURANCE POLICY
     SUPPLEMENT DATED MAY 7 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000
                                      ----
            CNA LIFE DIMENSIONS(R) DIMENSION FOUR/DIMENSION FIVE VUL
            FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
                       FLEXIBLE PREMIUM VARIABLE AND FIXED
                        LAST TO DIE LIFE INSURANCE POLICY
     SUPPLEMENT DATED MAY 7 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001
                                      ----
                  CNA LIFE DIMENSIONS(R) DIMENSION ONE VUL 2000
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
     SUPPLEMENT DATED MAY 7 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001
                                      ----
            CNA LIFE DIMENSIONS(R) DIMENSION TWO/DIMENSION THREE VUL
        MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
           MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LAST TO DIE LIFE
        INSURANCE POLICY Supplement Dated May 7, 2004 to the Statement of
                    ADDITIONAL INFORMATION DATED MAY 1, 2001

                                 ISSUED THROUGH
                       VALLEY FORGE LIFE INSURANCE COMPANY
             VARIABLE LIFE SEPARATE ACCOUNT (THE "SEPARATE ACCOUNT")
                                       BY
                   VALLEY FORGE LIFE INSURANCE COMPANY ("VFL")


This supplement amends the statement of additional information to provide updated information concerning recent developments affecting VFL. This supplement incorporates all terms used in the statement of additional information for this policy.

On April 30, 2004, Swiss Re Life & Health America Inc. ("Swiss Re") became the owner of VFL. Swiss Re is ultimately controlled by Swiss Reinsurance Company. At the time Swiss Re became the owner of VFL, Swiss Re elected new officers and directors of VFL. In addition, the executive offices of VFL have been relocated to 175 King St., Armonk, NY 10504. VFL is no longer affiliated with the principal underwriter of the policies, CNA Investor Services, Inc.

Your policy will have the same value, and VFL's obligations and duties to you under your policy will not change because of Swiss Re's ownership of VFL. Phoenix CNA Variable Unit will continue to administer and service your policy. You may contact the Phoenix CNA Variable Unit by mail at P.O. Box 87, Hartford, CT 06142-0067 or by phone toll-free at 1-800-827-2621. The servicing of the policies will not be materially affected by the acquisition of VFL by Swiss Re.

                                    * * * * *

This supplement should be retained with your Variable Life Policy statement of additional information for future reference. If you do not have a current statement of additional information, please contact us at 1-800-827-2621.


TF 860